COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under these leases
Years ending December 31:	Amount

2013	$618
2014	506
2015	439
2016	322
2017	222
Thereafter	76

$2,183